ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of percentage of legal ownership by Renren Inc

As of December 31, 2012, Renren Inc.’s subsidiaries, VIEs and VIEs’ subsidiaries are as follows:

	Later of date		Percentage of
	of incorporation	Place of	legal ownership
Name of Subsidiaries	or acquisition	incorporation	by Renren Inc.	Principal activities
Wholly owned subsidiaries of the Company:
CIAC/ChinaInterActiveCorp (“CIAC”)	August 5, 2005	Cayman Islands	100%	Investment holding
Nuomi Inc.	January 5, 2011	Cayman Islands	100%	Investment holding
Renren-Jingwei Inc.	March 7, 2011	Cayman Islands	100%	Inactive
Link224 Inc.	May 31, 2011	Cayman Islands	100%	Investment holding
Renren Lianhe Holdings	September 2, 2011	Cayman Islands	100%	Investment holding
Wole Inc.	October 27, 2011	Cayman Islands	100%	Investment holding
JiehunChina Inc. (“JiehunChina”)	June 14, 2011	Cayman Islands	85.43%	Investment holding
Renren Giant Way Limited (“Renren Giant Way”)	May 17, 2012	Hong Kong	100%	Investment holding
Appsurdity Inc.	September 7, 2012	USA	100%	Internet business
Xin Ditu Holdings	September 7, 2011	Cayman Islands	100%	Investment holding
Renren Study Inc.	April 5, 2012	Cayman Islands	100%	Investment holding
Jingwei Inc. Limited	July 16, 2012	Cayman Islands	100%	Inactive
Happy Link Corporation Limited	May 7, 2011	Hong Kong	85.43%	Investment holding
Nuomi (HK) Technology Development Co., Limited (“Nuomi Hong Kong”)	January 19, 2012	Hong Kong	100%	Investment holding
Xin Games Limited (“Xin Games”)	March 8, 2012	Hong Kong	100%	Investment holding
Renren Game Japan Inc.	August 22, 2011	Japan	100%	Internet business
Renren Game Korea Co., Ltd.	September 30, 2011	Korea	100%	Internet business
Qianxiang Shiji Technology Development (Beijing) Co., Ltd. (“Qianxiang Shiji”)	March 21, 2005	PRC	100%	Investment holding
Beijing Wole Information Technology Co. Ltd. (“Beijing Wole”)	October 27, 2011	PRC	100%	Investment holding
Taiwan Nuomi Wang Technology Development Co., Ltd.	September 6. 2010	Taiwan	100%	Internet business
Renren Game USA Inc.	March 8, 2012	USA	100%	Internet business
Jupiter Way Limited (“Jupiter Way”)	July 16, 2012	Hong Kong	100%	Inactive
Renren Games Network Technology Development (Shanghai) Co., Ltd. (“Renren Network”)	November 30, 2012	PRC	100%	Investment holding
Beijing Nuomi Wang Information Technology Co., Ltd.	April 20, 2012	PRC	100%	Investment holding
Beijing Jiexi Shiji Technology Development Co., Ltd. (“Jiexi”)	April 26, 2012	PRC	85.43%	Investment holding
Renren Huijin (Tianjin) Technology Co., Ltd.	October 10, 2012	PRC	100%	Investment holding

Variable Interest Entities:
Beijing Qianxiang Tiancheng Technology Development Co., Ltd. (“Qianxiang Tiancheng”)	October 28, 2002	PRC	N/A	IVAS business
Guangzhou Qianjun Internet Technology Co., Ltd. (“Qianjun Technology”)	October 7, 2010	PRC	N/A	Internet information service
Shanghai Renren Games Technology Development Co., Ltd. (“Renren Games”)	November 15, 2012	PRC	N/A	IVAS business

Subsidiaries of Variable Interest Entities:
Beijing Nuomi Wang Technology Development Co., Ltd. (“Beijing Nuomi”)	April 17, 2006	PRC	N/A	Internet business
Beijing Qianxiang Wangjing Technology Development Co., Ltd. (“Qianxiang Wangjing”)	November 11, 2008	PRC	N/A	Internet business
Shanghai Qianxiang Changda Internet Information Technology Development Co., Ltd. (“Shanghai Changda”)	October 25, 2010	PRC	N/A	Internet business
Beijing Qingting Changyou Technology Development Co., Ltd. (“Qingting”)	April 27, 2011	PRC	N/A	Internet business
Beijing Wole Shijie Information Technology Co., Ltd. (“Wole Shijie”)	October 27, 2011	PRC	N/A	Technology development and service
Suzhou Sijifeng Internet Information Technology Development Co., Ltd.	March 22, 2012	PRC	N/A	Internet business

VIEs and its subsidiaries
Consolidated financial information
Schedule of consolidated financial information

	As of December 31,
	2011	2012
Total current assets	$63,417	$24,523
Total non-current assets	$38,764	$83,079
Total assets	$102,181	$107,602

Total current liabilities	$52,709	$84,865
Total non-current liabilities	$5,517	$30
Total liabilities	$58,226	$84,895

	Years ended December 31,
	2010	2011	2012
Net revenue	$76,535	$117,339	$174,608
Income (loss) from operations	$38,435	$12,403	$(64,591)
Income (loss) from continuing operations	$40,758	$14,716	$(64,940)
Net loss-Discontinued operations	$(777)	$—	$—
Net (loss) income	$39,981	$14,716	$(64,940)

	Years ended December 31,
	2010	2011	2012
Net cash provided by (used in) operating activities	$30,160	$(3,804)	$21,101
Net cash used in investing activities	$(6,095)	$(18,572)	$(21,411)
Net cash provided by (used in) financing activities	$(1,899)	$(753)	$1,050

Group without its VIEs and VIEs' subsidiaries
Consolidated financial information
Schedule of consolidated financial information

	As of December 31,
	2011	2012
Total current assets	$1,053,553	$1,026,221
Total non-current assets	$122,274	$67,990
Total assets	$1,175,827	$1,094,211

Total current liabilities	$7,778	$5,255
Total non-current liabilities	$1,459	$6,533
Total liabilities	$9,237	$11,788

	Years ended December 31,
	2010	2011	2012
Net revenue	$—	$628	$1,478
Income (loss) from operation	$(30,754)	$(42,595)	$(27,132)
Income (loss) from continuing operations	$(101,953)	$26,288	$(10,113)
Net loss-Discontinued operations	$(2,183)	$—	$—
Net (loss) income	$(104,136)	$26,288	$(10,113)

	Years ended December 31,
	2010	2011	2012
Net cash (used in) provided by operating activities	$(12,872)	$604	$(32,188)
Net cash (used in) provided by investing activities	$1,830	$(782,327)	$8,669
Net cash (used in) provided by financing activities	$34,620	$951,545	$(54,942)